Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 12,525		$ 46,307
Accounts receivable, less allowance for doubtful accounts	145,309		126,150
Deferred income tax assets	6,898		0
Other current assets	15,201		6,863
Total current assets	179,933		179,320
Property and equipment, net	221,078		241,491
Deferred financing costs	16,448		19,135
Goodwill	203,528		192,514
Broadcast licenses	536,515		536,515
Other intangible assets, net	47,049		59,554
Other assets	12,299		12,885
Total assets	1,216,850	[1]	1,241,414	[1]
Current liabilities:
Current portion of long-term debt	17,364		10,756
Accounts payable	14,002		18,955
Income taxes payable	1,420		766
Accrued expenses	51,696		153,246
Deferred income tax liabilities	0		168,219
Program obligations	7,027		10,770
Total current liabilities	91,509		362,712
Long-term debt, excluding current portion	927,328		879,471
Deferred income tax liabilities	64,686		40,556
Program obligations	4,146		4,281
Other liabilities	27,209		42,716
Total liabilities	1,114,878	[1]	1,329,736	[1]
Commitments and Contingencies (Note 13)
Redeemable noncontrolling interest	12,845		3,242
Shareholders' equity (deficit):
Treasury shares, 4,947,659 of class A common shares as of December 31, 2013 and 2012, at cost (b)	(21,984)	[2]	(21,984)	[2]
Additional paid-in capital	0	[2]	1,129,691	[2]
Accumulated deficit	(1,006,322)		(1,164,435)
Accumulated other comprehensive loss	(25,526)		(35,384)
Total equity (deficit)	89,127		(91,564)
Total liabilities, redeemable noncontrolling interest and equity (deficit)	1,216,850		1,241,414
Class A common stock
Shareholders' equity (deficit):
Common Stock, $0.01 par value	624,564	[2]	313	[2]
Class B common stock
Shareholders' equity (deficit):
Common Stock, $0.01 par value	518,395	[2]	235	[2]
Class C common stock
Shareholders' equity (deficit):
Common Stock, $0.01 par value	0		0
LIN Television
Current assets:
Cash and cash equivalents	12,525		46,307
Accounts receivable, less allowance for doubtful accounts	145,409		126,150
Deferred income tax assets	6,898		0
Other current assets	15,201		6,863
Total current assets	180,033		179,320
Property and equipment, net	221,078		241,491
Deferred financing costs	16,448		19,135
Goodwill	203,528		192,514
Broadcast licenses	536,515		536,515
Other intangible assets, net	47,049		59,554
Other assets	12,299		12,885
Total assets	1,216,950	[1]	1,241,414	[1]
Current liabilities:
Current portion of long-term debt	17,364		10,756
Accounts payable	14,002		18,955
Income taxes payable	1,420		766
Accrued expenses	51,696		153,246
Deferred income tax liabilities	0		168,219
Program obligations	7,027		10,770
Total current liabilities	91,509		362,712
Long-term debt, excluding current portion	929,328		879,471
Deferred income tax liabilities	64,686		40,556
Program obligations	4,146		4,281
Other liabilities	27,209		42,716
Total liabilities	1,116,878	[1]	1,329,736	[1]
Commitments and Contingencies (Note 13)
Redeemable noncontrolling interest	12,845		3,242
Shareholders' equity (deficit):
Common Stock, $0.01 par value	0		0
Investment in parent company's stock, at cost	(21,984)		(21,984)
Additional paid-in capital	1,140,370		1,130,239
Accumulated deficit	(1,005,633)		(1,164,435)
Accumulated other comprehensive loss	(25,526)		(35,384)
Total equity (deficit)	87,227		(91,564)
Total liabilities, redeemable noncontrolling interest and equity (deficit)	$ 1,216,950		$ 1,241,414

[1]	Our consolidated assets as of December 31, 2013 and 2012 include total assets of $56,056 and $60,380, respectively, of variable interest entities ("VIEs") that can only be used to settle the obligations of the VIEs. These assets include broadcast licenses and other intangible assets of $44,677 and $46,604 and program rights of $2,186 and $2,060 as of December 31, 2013 and 2012, respectively. Our consolidated liabilities as of December 31, 2013 and 2012 include $4,126 and $4,577, respectively, of total liabilities of the VIEs for which the VIE's creditors have no recourse to the Company, including $2,727 and $4,152, respectively, of program obligations. See further description in Note 1—"Basis of Presentation and Summary of Significant Accounting Policies."
[2]	In conjunction with the Merger of LIN TV with and into LIN LLC on July 30, 2013, LIN LLC was deemed the successor reporting entity to LIN TV. As such, the additional paid-in capital amount within LIN LLC's shareholders' equity as of December 31, 2013 has been allocated to the Class A and B share balances to conform to LIN LLC's basis of presentation as a limited liability company. For purposes of LIN TV's shareholders' deficit balance as of December 31, 2012, LIN TV's class A, B and C common shares had a par value of $0.01 per share that is not reflected as of December 31, 2013, as each share represents a limited liability interest in LIN LLC.